INCOME TAX EXPENSES (Details - Singapore income tax expense) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (loss) before tax expenses	$ (5,035,000)		$ (3,351,000)	$ 1,235,000
Tax at the domestic income tax rate	$ (856,000)		$ (570,000)	$ 210,000
Tax at the domestic income tax rate	17.00%		17.00%	17.00%
Tax of different tax rate of other jurisdiction	$ 372,000		$ 0	$ 0
Tax of different tax rate of other jurisdiction	(7.40%)		0.00%	0.00%
Tax effect of expenses that are not deductible in determining taxable profit	$ 337		$ 142,000	$ 21,000
Tax effect of expenses that are not deductible in determining taxable profit	(6.70%)		(4.20%)	1.70%
Non-taxable incomes	$ 0		$ 0	$ (7,000)
Non-taxable incomes	0.00%		0.00%	(0.60%)
Tax exemption	$ (1)		$ (15,000)	$ (15,000)
Tax exemption	0.00%		0.40%	(1.20%)
Tax losses claimed	$ 155		$ 473,000	$ 0
Tax losses claimed	(3.10%)		(14.10%)	0.00%
Tax rebate	$ 0		$ (15,000)	$ 0
Tax rebate	0.00%		0.40%	0.00%
Capital allowances and rebate	$ 0		$ 0	$ (155,000)
Capital allowances and rebate	0.00%		0.00%	(12.60%)
Others	$ (7)		$ 163,000	$ 95,000
Others	0.10%		(4.90%)	7.70%
Total income tax expense	$ 0	[1]	$ 178,000	$ 149,000
Total income tax expense	0.00%		(5.30%)	12.10%

[1]	Denotes amount less than US$1,000